Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Crypto Currencies Holdings

The following table presents the Company’s significant crypto currencies holdings as of December 31, 2025: The following table presents the Company’s significant crypto currencies holdings as of December 31, 2025:

	Unit	Cost Basis	Fair Value
Bitcoin	43,515	$3,692,852,376	$3,799,545,125
	43,515	$3,692,852,376	$3,799,545,125

Schedule of Crypto Currencies Movements

The following table presents the Company’s significant crypto currencies movements for the period March 7, 2025 to December 31, 2025:

	Number	Amount
Balance at March 7, 2025 (inception)	-	$-
Contribution of digital assets by the Sellers	35,922	3,253,173,054
PIPE Investors	392	35,517,275
Purchase of digital assets	7,201	713,289,422
Loss on purchase of Bitcoin	-	(61,234,873)
Change in fair value	-	(141,199,753)
Balance at December 31, 2025	43,515	$3,799,545,125